Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Loss before taxes on income	$ (2,552)	$ (8,979)	$ (9,464)
Theoretical tax savings	(587)	(2,245)	(2,508)
Increase in taxes arising from mainly tax losses created in the reported year for which deferred taxes were not recorded	580	2,273	2,576
Taxes on income (Tax benefit)	$ (7)	$ 28	$ 68